Long-term payable (Details) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2009 item	Jan. 31, 2011 Yingli China USD ($)	Jan. 31, 2011 Yingli China CNY	Sep. 30, 2009 Yingli China CNY	Dec. 31, 2012 Yingli China USD ($)	Dec. 31, 2012 Yingli China CNY	Dec. 31, 2011 Yingli China USD ($)	Dec. 31, 2011 Yingli China CNY	Dec. 31, 2010 Yingli China CNY	Jan. 31, 2011 Yingli China Yingli Hainan	Sep. 30, 2009 Unrelated entity one CNY	Dec. 31, 2010 Unrelated entity one CNY	Sep. 30, 2009 Unrelated entity two CNY	Dec. 31, 2010 Unrelated entity two CNY
Long-term payable
Number of other entities unrelated to the company that contributed to establish equity interest	2
Contribution made to acquire equity interest				100,000					150,000		60,000	90,000	40,000	60,000
Percentage of ownership				50.00%							30.00%		20.00%
Term over which the entity is committed to purchase additional equity ownership									3 years
Percentage of equity ownership committed to be purchased by the entity									30.00%
Cost of equity ownership committed to be purchased									150,000
Term of bank borrowing rate applicable on cost of equity ownership committed to be purchased									3 years
Percentage of expected losses absorbed by primary beneficiary					80.00%	80.00%
Percentage of expected residual returns absorbed by primary beneficiary					80.00%	80.00%
Percentage of variable interest not held by the company					20.00%	20.00%
Liability representing the 30% equity owner's cash contribution plus accrued unpaid interest									157,654
30% equity owner's cash contribution									150,000
Percentage of equity interest purchased by the entity										30.00%
Repayment of borrowings		23,833	150,000
Unpaid interest on borrowings					$ 1,030	6,419	$ 1,030	6,419